Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	POWERSHARES EXCHANGE TRADED FUND TRUST
Prospectus Date	rr_ProspectusDate	Aug. 28, 2017
PowerShares International Dividend Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares International Dividend AchieversTM Portfolio Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares International Dividend AchieversTM Portfolio (the "Fund") seeks to track the investment results (before fees and expenses) of the NASDAQ International Dividend AchieversTM Index (the "Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in dividend-paying common stocks and other securities that comprise the Underlying Index. The Underlying Index is composed of Global Depositary Receipts ("GDRs") and American Depositary Receipts ("ADRs") that are listed on the London Stock Exchange ("LSE") or the London International Exchange, in addition to ADRs and non-U.S. common or ordinary stocks traded on the New York Stock Exchange ("NYSE"), The NASDAQ Stock Market LLC ("NASDAQ") or NYSE Arca, Inc. Strictly in accordance with its guidelines and mandated procedures, Nasdaq, Inc. ("Nasdaq" or the "Index Provider") includes stock in the Underlying Index pursuant to a proprietary selection methodology that identifies companies that have increased their aggregate annual regular cash dividend payments consistently for at least each of the last five consecutive years. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

		Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in the Underlying Index and the capital resources available for such companies' dividend payments may affect the Fund.

Financial Sector Risk. The market value of securities of issuers in the financial sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financial sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures. Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Foreign Securities Risk. The Fund's investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign companies are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are U.S. companies, and therefore, not all material information regarding these companies will be available.

ADR and GDR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company's common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company's common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company's products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Authorized Participant Concentration Risk. Only an authorized participant ("AP") may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the Shares. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), the Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Canada Risk. Because the Fund invests a significant portion of its assets in companies that are domiciled in Canada, the Fund is particularly sensitive to political, economic and social conditions in that country. Canada is a major producer of metals. The Canadian economy is especially dependent on the demand for, and supply of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Any adverse events that affect Canada's major industries may have a negative impact on the overall Canadian economy and the shares of the Fund.

United Kingdom Risk. The Fund is subject to certain risks related to the United Kingdom. Investments in British issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic health of the United States and other European countries. On June 23, 2016, the United Kingdom voted via referendum to leave the European Union ("EU"), which immediately led to significant market volatility around the world, as well as political, economic, and legal uncertainty. The United Kingdom formally notified the European Council of its intention to withdraw from the EU on March 29, 2017, and it is expected that the United Kingdom's exit from the EU will take place within two years of that date. However, there is still considerable uncertainty relating to the potential consequences and precise timeframe for the exit, how the negotiations for the withdrawal and new trade agreements will be conducted, and whether the United Kingdom's exit will increase the likelihood of other countries also departing the EU. During this period of uncertainty, the negative impact on not only the United Kingdom and European economies, but the broader global economy, could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues.

		Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total return has varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.powershares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total return has varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.powershares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date total return for the six months ended June 30, 2017 was 8.39%.
Best Quarter	Worst Quarter
30.69% (2nd Quarter 2009)	(29.91)% (4th Quarter 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PowerShares International Dividend Achievers Portfolio | PowerShares International Dividend Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
1 Year	rr_ExpenseExampleYear01	$ 57
3 Years	rr_ExpenseExampleYear03	179
5 Years	rr_ExpenseExampleYear05	313
10 Years	rr_ExpenseExampleYear10	$ 701
2007	rr_AnnualReturn2007	12.17%
2008	rr_AnnualReturn2008	(46.51%)
2009	rr_AnnualReturn2009	36.99%
2010	rr_AnnualReturn2010	13.64%
2011	rr_AnnualReturn2011	(2.48%)
2012	rr_AnnualReturn2012	12.26%
2013	rr_AnnualReturn2013	18.71%
2014	rr_AnnualReturn2014	(1.15%)
2015	rr_AnnualReturn2015	(19.10%)
2016	rr_AnnualReturn2016	9.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.91%)
1 Year	rr_AverageAnnualReturnYear01	9.92%
5 Years	rr_AverageAnnualReturnYear05	3.22%
10 Years	rr_AverageAnnualReturnYear10	0.65%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2005
PowerShares International Dividend Achievers Portfolio | Return After Taxes on Distributions | PowerShares International Dividend Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.93%
5 Years	rr_AverageAnnualReturnYear05	2.47%
10 Years	rr_AverageAnnualReturnYear10	0.13%
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2005
PowerShares International Dividend Achievers Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | PowerShares International Dividend Achievers Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.44%
5 Years	rr_AverageAnnualReturnYear05	2.57%
10 Years	rr_AverageAnnualReturnYear10	0.71%
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2005
PowerShares International Dividend Achievers Portfolio | NASDAQ International Dividend Achievers™ Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.24%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
PowerShares International Dividend Achievers Portfolio | Blended-NASDAQ International Dividend Achievers™ Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.24%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.63%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.25%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.60%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2005	[1]
PowerShares International Dividend Achievers Portfolio | MSCI EAFE® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.00%
5 Years	rr_AverageAnnualReturnYear05	6.53%
10 Years	rr_AverageAnnualReturnYear10	0.75%
Since Inception	rr_AverageAnnualReturnSinceInception	3.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2005

[1]	The data shown as "Blended" is composed of gross total returns (which reflects invested dividends that are not net of withholding taxes) from September 15, 2007, the Fund's inception date, through March 9, 2015 and net total return (which reflects invested dividends that are net of withholding taxes) thereafter.